Equity (Details)	Nov. 28, 2023 $ / shares shares	Aug. 06, 2023 $ / shares shares	Aug. 06, 2023 ₪ / shares shares	Aug. 22, 2021 ₪ / shares shares
Equity [Line Items]
Options to purchase ordinary shares	1,150,275
Composition of Share Capital [Member]
Equity [Line Items]
Issued ordinary shares				16,666,666
Issued price par value (in New Shekels per share) | ₪ / shares				₪ 0.01
Ordinary shares par value | (per share)		$ 5.612	₪ 0.01
Ordinary shares no par value		1	1
Ordinary shares	21,291,441	4,455,000	4,455,000
Authorized share capital	20,000,000	20,000,000	20,000,000
Ordinary share par value	1
Ordinary shares no par value (in Dollars per share) | $ / shares	$ 1.064572054
Aggregate amount of ordinary shares	3,161,779